Quarterly Holdings Report
for
Fidelity® International Enhanced Index Fund
November 30, 2022
IEI-NPRT1-0123
1.870941.114
Common Stocks - 98.3%
	Shares	Value ($)
Australia - 8.2%
APA Group unit	550,236	4,198,081
Aristocrat Leisure Ltd.	220,673	5,302,870
Aurizon Holdings Ltd.	1,131,997	2,942,147
Australia & New Zealand Banking Group Ltd.	688,986	11,633,343
BHP Group Ltd.	604,027	18,758,280
BHP Group Ltd. sponsored ADR (a)	54,761	3,438,991
Commonwealth Bank of Australia	72,102	5,313,717
Computershare Ltd.	465,241	8,819,436
CSL Ltd.	14,924	3,066,265
Dexus unit	415,784	2,282,696
IDP Education Ltd.	17,131	352,700
Insurance Australia Group Ltd.	454,570	1,480,908
Macquarie Group Ltd.	23,275	2,862,395
Medibank Private Ltd.	1,217,182	2,428,502
Mineral Resources Ltd.	23,924	1,440,999
National Australia Bank Ltd.	101,967	2,194,732
Qantas Airways Ltd. (b)	1,552,546	6,667,618
QBE Insurance Group Ltd.	287,340	2,524,077
Rio Tinto Ltd.	61,294	4,575,885
Santos Ltd.	45,650	227,709
Scentre Group unit	1,960,292	3,998,389
Stockland Corp. Ltd. unit	582,853	1,521,757
Suncorp Group Ltd.	362,632	2,951,080
Telstra Group Ltd.	2,908,541	7,891,507
Wesfarmers Ltd.	204,619	6,815,883
Westpac Banking Corp.	36,722	596,363
WiseTech Global Ltd.	3,994	159,703
Woodside Energy Group Ltd.	217,319	5,488,294
TOTAL AUSTRALIA		119,934,327
Austria - 0.4%
Erste Group Bank AG	37,840	1,184,823
OMV AG	27,776	1,474,120
Raiffeisen International Bank-Holding AG	92,304	1,452,533
Voestalpine AG	45,867	1,261,632
TOTAL AUSTRIA		5,373,108
Belgium - 0.7%
Ageas	12,675	513,235
D'ieteren Group	15,198	2,894,487
ELIA GROUP SA/NV	11,919	1,698,321
Solvay SA Class A	52,468	5,204,559
UCB SA	9,375	756,718
TOTAL BELGIUM		11,067,320
Bermuda - 0.5%
CK Infrastructure Holdings Ltd.	148,000	747,959
Jardine Matheson Holdings Ltd.	136,700	6,625,714
TOTAL BERMUDA		7,373,673
Cayman Islands - 1.2%
ASMPT Ltd.	305,400	2,273,551
CK Asset Holdings Ltd.	298,328	1,785,641
CK Hutchison Holdings Ltd.	1,265,000	7,353,731
SITC International Holdings Co. Ltd.	338,000	749,805
WH Group Ltd. (c)	5,258,955	3,081,308
Xinyi Glass Holdings Ltd.	960,000	1,859,082
TOTAL CAYMAN ISLANDS		17,103,118
Denmark - 2.9%
A.P. Moller - Maersk A/S:
Series A	1,150	2,441,525
Series B	203	440,095
Carlsberg A/S Series B	13,682	1,729,613
Genmab A/S (b)	24,150	11,190,989
Novo Nordisk A/S:
Series B	189,396	23,757,480
Series B sponsored ADR	19,643	2,447,518
Pandora A/S	5,036	383,395
TOTAL DENMARK		42,390,615
Finland - 1.5%
Elisa Corp. (A Shares)	87,811	4,567,684
Fortum Corp.	44,011	701,357
Kesko Oyj	155,048	3,332,838
Kone OYJ (B Shares)	58,290	2,915,112
Nordea Bank ABP	592,571	6,227,335
Sampo Oyj (A Shares)	34,274	1,735,745
Stora Enso Oyj (R Shares)	160,849	2,366,275
Wartsila Corp.	82,501	714,657
TOTAL FINLAND		22,561,003
France - 12.4%
Air Liquide SA	3,504	510,151
Alstom SA	20,600	540,873
AXA SA	179,180	5,065,161
BNP Paribas SA	33,291	1,870,688
Compagnie de St. Gobain	75,309	3,472,615
Credit Agricole SA	52,877	534,815
Danone SA	60,979	3,204,892
Dassault Systemes SA	16,452	613,451
Edenred SA	151,603	8,328,916
Eiffage SA	56,507	5,563,901
Engie SA	670,507	10,192,909
Gecina SA	20,360	1,991,806
Getlink SE	318,248	5,259,174
Hermes International SCA	8,139	13,228,143
Kering SA	11,133	6,689,121
Klepierre SA	149,564	3,465,735
L'Oreal SA	45,554	17,108,077
La Francaise des Jeux SAEM (c)	96,618	3,874,015
Legrand SA	27,939	2,276,495
LVMH Moet Hennessy Louis Vuitton SE	21,882	16,981,062
Orange SA (a)	364,698	3,705,754
Pernod Ricard SA	14,686	2,913,494
Publicis Groupe SA	47,588	3,132,072
Safran SA	58,860	7,274,254
Sanofi SA	96,721	8,736,741
Sanofi SA sponsored ADR	120,000	5,442,000
Schneider Electric SA	3,904	576,520
Societe Generale Series A	359,679	9,052,774
Teleperformance	6,701	1,529,716
TotalEnergies SE	306,493	19,155,842
Ubisoft Entertainment SA (b)	51,310	1,427,352
VINCI SA	73,881	7,459,455
Wendel SA	6,516	606,730
TOTAL FRANCE		181,784,704
Germany - 7.1%
Allianz SE	16,875	3,602,163
Brenntag SE	14,545	924,785
Commerzbank AG (b)	217,949	1,825,564
Deutsche Bank AG	489,814	5,205,908
Deutsche Borse AG	48,510	8,914,898
Deutsche Lufthansa AG (b)	978,229	7,886,553
Deutsche Telekom AG	146,518	2,980,579
Evonik Industries AG	56,175	1,107,321
Fresenius SE & Co. KGaA	28,489	793,783
GEA Group AG	24,578	1,005,024
Hannover Reuck SE	8,343	1,583,750
Henkel AG & Co. KGaA	11,050	735,149
Infineon Technologies AG	333,183	11,191,767
Knorr-Bremse AG	51,029	2,908,887
Mercedes-Benz Group AG:
ADR	50,266	851,003
(Germany)	181,457	12,328,776
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,016	7,269,750
Nemetschek SE	42,024	2,100,261
Rational AG	1,024	643,383
RWE AG	71,549	3,149,658
SAP SE	42,746	4,742,953
Scout24 AG (c)	16,030	879,856
Siemens AG	109,189	15,142,859
Siemens AG sponsored ADR	36,490	2,530,582
Siemens Energy AG	20,394	342,537
Telefonica Deutschland Holding AG	1,198,201	2,865,799
Volkswagen AG	1,828	352,891
TOTAL GERMANY		103,866,439
Hong Kong - 1.0%
AIA Group Ltd.	426,032	4,326,189
BOC Hong Kong (Holdings) Ltd.	2,597,500	8,291,211
Hong Kong Exchanges and Clearing Ltd.	27,900	1,109,235
Swire Pacific Ltd. (A Shares)	108,500	852,744
TOTAL HONG KONG		14,579,379
Israel - 0.8%
Bank Hapoalim BM (Reg.)	84,028	803,386
Check Point Software Technologies Ltd. (b)	31,165	4,139,647
CyberArk Software Ltd. (b)	12,000	1,788,840
Wix.com Ltd. (b)	50,025	4,526,762
TOTAL ISRAEL		11,258,635
Italy - 0.9%
Assicurazioni Generali SpA	93,044	1,650,545
Eni SpA	561,881	8,377,645
Eni SpA sponsored ADR (a)	14,327	424,222
Poste Italiane SpA (c)	352,159	3,465,820
TOTAL ITALY		13,918,232
Japan - 21.9%
Advantest Corp.	7,700	524,083
AEON Co. Ltd.	242,800	5,010,835
Ajinomoto Co., Inc.	153,600	4,863,420
Amada Co. Ltd.	229,100	1,846,984
Astellas Pharma, Inc.	154,025	2,388,871
Dai Nippon Printing Co. Ltd.	93,680	1,940,267
Daifuku Co. Ltd.	34,500	1,796,076
Daiichi Sankyo Kabushiki Kaisha	215,900	7,150,729
Dentsu Group, Inc.	130,000	4,209,748
FANUC Corp.	17,800	2,676,426
Fast Retailing Co. Ltd.	17,300	10,287,265
Fuji Electric Co. Ltd.	9,500	393,633
GLP J-REIT	795	893,357
Hamamatsu Photonics K.K.	122,200	6,452,697
Hikari Tsushin, Inc.	4,300	603,505
Hirose Electric Co. Ltd.	26,100	3,493,160
Hitachi Construction Machinery Co. Ltd.	70,400	1,664,063
Hitachi Ltd.	197,800	10,578,238
Honda Motor Co. Ltd.	412,800	10,060,598
Hoya Corp.	102,484	10,605,058
Ibiden Co. Ltd.	123,800	5,080,363
Idemitsu Kosan Co. Ltd.	63,200	1,484,166
Itochu Corp.	97,800	3,071,613
Japan Post Bank Co. Ltd.	764,500	5,843,811
Japan Post Holdings Co. Ltd.	968,777	7,593,444
Kamigumi Co. Ltd.	63,700	1,300,812
Keyence Corp.	12,000	5,077,584
Kikkoman Corp.	7,000	396,474
Kintetsu Group Holdings Co. Ltd.	151,000	5,396,920
Koito Manufacturing Co. Ltd.	5,500	87,802
Lawson, Inc.	78,000	2,793,689
Marubeni Corp.	215,150	2,433,859
Mazda Motor Corp.	323,800	2,574,354
Misumi Group, Inc.	23,885	593,720
Mitsubishi Chemical Holdings Corp.	827,600	4,419,047
Mitsubishi Corp.	275,600	9,281,977
Mitsubishi Electric Corp.	437,958	4,389,120
Mitsubishi Heavy Industries Ltd.	12,200	485,595
Mitsubishi UFJ Financial Group, Inc.	241,200	1,315,395
Mitsui & Co. Ltd.	417,900	12,129,013
Murata Manufacturing Co. Ltd.	5,600	307,178
NGK Insulators Ltd.	148,800	1,974,986
Nintendo Co. Ltd.	137,000	5,874,159
Nippon Express Holdings, Inc.	76,200	4,513,788
Nippon Steel & Sumitomo Metal Corp.	123,400	1,977,029
Nissan Chemical Corp.	19,000	943,231
Nissan Motor Co. Ltd. sponsored ADR	87,636	632,732
Nitto Denko Corp.	100,200	6,330,726
OBIC Co. Ltd.	19,900	3,184,932
Olympus Corp.	459,900	9,500,985
Ono Pharmaceutical Co. Ltd.	123,800	3,172,766
Oracle Corp. Japan	50,400	2,984,807
Panasonic Holdings Corp.	124,800	1,165,341
Recruit Holdings Co. Ltd.	347,400	11,240,219
Renesas Electronics Corp. (b)	904,800	8,874,013
Ricoh Co. Ltd.	545,200	4,330,774
ROHM Co. Ltd.	2,500	200,678
SCSK Corp.	36,400	589,505
Seiko Epson Corp.	158,500	2,494,210
SHIMANO, Inc.	15,900	2,746,505
Shin-Etsu Chemical Co. Ltd.	97,000	12,552,309
Shin-Etsu Chemical Co. Ltd. ADR	12,090	391,112
Shizuoka Financial Group	163,200	1,195,758
SMC Corp.	8,500	3,878,642
SoftBank Corp.	943,600	10,266,039
SoftBank Group Corp.	57,100	2,502,038
Sony Group Corp.	36,700	3,040,234
Subaru Corp.	127,400	2,182,090
Sumco Corp.	8,800	131,661
Sumitomo Chemical Co. Ltd.	1,551,200	5,655,420
Sumitomo Corp.	355,300	5,824,883
Sysmex Corp.	30,300	1,861,513
Takeda Pharmaceutical Co. Ltd.	190,200	5,592,495
Takeda Pharmaceutical Co. Ltd. ADR (a)	69,120	1,018,138
TDK Corp.	47,300	1,704,946
Tobu Railway Co. Ltd.	42,100	1,016,356
Tokyo Electron Ltd.	6,500	2,205,915
Toyota Motor Corp.	554,095	8,157,226
Toyota Tsusho Corp.	24,100	930,329
USS Co. Ltd.	82,100	1,379,830
Yokogawa Electric Corp.	89,200	1,682,283
Z Holdings Corp.	2,425,000	6,673,470
ZOZO, Inc.	202,200	5,104,871
TOTAL JAPAN		321,173,893
Luxembourg - 0.9%
Aroundtown SA	556,705	1,349,438
Eurofins Scientific SA	51,364	3,565,473
Tenaris SA	160,529	2,786,675
Tenaris SA sponsored ADR	154,264	5,317,480
TOTAL LUXEMBOURG		13,019,066
Netherlands - 6.4%
Airbus Group NV	5,650	648,595
ASML Holding NV	4,400	2,675,728
ASML Holding NV (Netherlands)	46,887	28,625,459
CNH Industrial NV	102,486	1,651,752
Ferrari NV (Italy)	7,191	1,605,045
Heineken Holding NV	36,158	2,737,453
ING Groep NV (Certificaten Van Aandelen)	654,520	7,937,250
Koninklijke Ahold Delhaize NV	208,712	6,082,308
Koninklijke Philips Electronics NV	421,268	6,312,542
NN Group NV	9,537	407,578
OCI NV	142,967	6,052,367
QIAGEN NV (Germany) (b)	27,786	1,387,223
Stellantis NV (Italy)	733,043	11,564,098
STMicroelectronics NV (France)	172,648	6,682,671
Wolters Kluwer NV	85,752	9,450,766
TOTAL NETHERLANDS		93,820,835
New Zealand - 0.1%
Meridian Energy Ltd.	582,070	1,806,620
Norway - 0.8%
DNB Bank ASA	160,586	3,135,625
Equinor ASA	110,074	4,239,038
Equinor ASA sponsored ADR	14,742	567,272
Gjensidige Forsikring ASA	168,176	3,246,436
Yara International ASA	21,325	984,841
TOTAL NORWAY		12,173,212
Singapore - 1.2%
Oversea-Chinese Banking Corp. Ltd.	776,600	7,157,669
Singapore Exchange Ltd.	91,900	615,123
United Overseas Bank Ltd.	445,555	10,273,375
TOTAL SINGAPORE		18,046,167
Spain - 2.1%
ACS Actividades de Construccion y Servicios SA	66,195	1,878,774
Amadeus IT Holding SA Class A (b)	105,528	5,705,637
Banco Bilbao Vizcaya Argentaria SA	963,928	5,680,470
Banco Santander SA (Spain)	940,157	2,805,275
Grifols SA (b)	86,306	924,680
Iberdrola SA	270,427	3,055,129
Industria de Diseno Textil SA	345,532	9,019,702
Red Electrica Corporacion SA	146,458	2,564,252
TOTAL SPAIN		31,633,919
Sweden - 3.0%
Atlas Copco AB:
(A Shares)	236,955	2,953,622
(B Shares)	127,166	1,443,743
Embracer Group AB (a)(b)	69,196	297,262
Ericsson (B Shares)	169,525	1,069,985
Evolution AB (c)	58,777	6,054,263
Fastighets AB Balder (b)	906,879	4,076,884
Industrivarden AB:
(A Shares)	128,986	3,328,882
(C Shares)	103,094	2,640,924
Indutrade AB	25,533	549,983
Kinnevik AB (B Shares) (b)	222,883	3,435,718
Sagax AB	80,908	1,799,005
Securitas AB (B Shares)	86,325	708,113
Skandinaviska Enskilda Banken AB (A Shares)	123,335	1,422,146
Svenska Handelsbanken AB (A Shares)	473,957	4,814,384
Swedish Orphan Biovitrum AB (b)	139,343	3,014,570
Volvo AB (B Shares)	351,549	6,458,533
TOTAL SWEDEN		44,068,017
Switzerland - 9.3%
ABB Ltd.:
(Reg.)	223,056	7,010,246
sponsored ADR	34,931	1,099,977
Coca-Cola HBC AG	16,416	401,550
Compagnie Financiere Richemont SA:
unit	86,458	1,100,936
warrants 11/22/23 (b)	12,618	11,280
Series A	97,263	12,893,962
Holcim AG	190,001	9,925,622
Nestle SA (Reg. S)	278,980	33,205,194
Nestle SA (Reg. S) sponsored ADR	6,154	732,264
Novartis AG	165,140	14,689,955
Partners Group Holding AG	5,851	5,829,758
Roche Holding AG:
(Bearer) (a)	8,426	3,384,847
(participation certificate)	74,967	24,486,013
sponsored ADR	30,644	1,253,952
Sonova Holding AG	1,282	332,883
Swatch Group AG (Bearer)	1,842	492,895
Swatch Group AG (Bearer) (Reg.)	6,816	329,602
Swiss Life Holding AG	6,991	3,737,277
Swiss Prime Site AG	11,506	959,893
UBS Group AG	376,720	6,951,497
Zurich Insurance Group Ltd.	14,908	7,162,355
TOTAL SWITZERLAND		135,991,958
United Kingdom - 15.0%
Admiral Group PLC	72,320	1,768,078
Anglo American PLC (United Kingdom)	101,059	4,201,540
Ashtead Group PLC	11,679	712,824
AstraZeneca PLC (United Kingdom)	95,362	12,906,356
BAE Systems PLC	954,035	9,448,507
Barclays PLC	1,004,944	1,965,743
BP PLC	1,405,144	8,391,146
BP PLC sponsored ADR	6,310	226,529
British American Tobacco PLC:
(United Kingdom)	203,781	8,355,429
sponsored ADR	55,850	2,304,930
Bunzl PLC	93,935	3,473,998
Burberry Group PLC	222,482	5,880,160
Compass Group PLC	306,133	6,979,201
Diageo PLC	290,886	13,433,697
Diageo PLC sponsored ADR	23,737	4,428,137
Direct Line Insurance Group PLC	707,464	1,790,324
GSK PLC	495,820	8,430,955
GSK PLC sponsored ADR	174,486	6,035,471
Hargreaves Lansdown PLC	32,044	330,165
HSBC Holdings PLC:
(United Kingdom)	1,211,593	7,423,119
sponsored ADR (a)	194,018	5,987,395
Imperial Brands PLC	283,609	7,294,725
InterContinental Hotel Group PLC	87,413	5,087,717
InterContinental Hotel Group PLC ADR	51,032	3,001,702
Lloyds Banking Group PLC	7,105,944	4,054,749
Persimmon PLC	38,484	596,073
Reckitt Benckiser Group PLC	128,416	9,215,583
Reckitt Benckiser Group PLC ADR (a)	13,198	192,955
RELX PLC:
(London Stock Exchange)	81,773	2,292,992
sponsored ADR	1,833	51,654
Rio Tinto PLC	122,449	8,243,107
Rio Tinto PLC sponsored ADR	77,321	5,307,313
Rolls-Royce Holdings PLC (b)	2,855,106	3,163,597
Sage Group PLC	305,895	2,967,019
Schroders PLC	764,866	4,128,480
Shell PLC:
ADR	93,165	5,447,358
(London)	772,727	22,614,468
rights (b)(d)	772,727	198,774
SSE PLC	298,626	6,193,669
Unilever PLC	287,134	14,357,029
Vodafone Group PLC	1,573,737	1,743,170
TOTAL UNITED KINGDOM		220,625,838
United States of America - 0.0%
Woodside Energy Group Ltd. ADR (a)	29,673	748,353
TOTAL COMMON STOCKS (Cost $1,312,407,173)		1,444,318,431

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Germany - 0.3%
Henkel AG & Co. KGaA	41,743	2,985,724
Volkswagen AG	7,297	1,077,845

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,607,488)		4,063,569

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e)	9,942,160	9,944,148
Fidelity Securities Lending Cash Central Fund 3.86% (e)(f)	14,453,319	14,454,764
TOTAL MONEY MARKET FUNDS (Cost $24,398,912)		24,398,912

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,340,413,573)	1,472,780,912
NET OTHER ASSETS (LIABILITIES) - (0.3)% (g)	(3,715,679)
NET ASSETS - 100.0%	1,469,065,233

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	248	Dec 2022	24,549,520	1,288,014	1,288,014

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,355,262 or 1.2% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $587,135 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	18,255,010	85,170,538	93,481,400	194,795	-	-	9,944,148	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	5,934,742	59,163,493	50,643,471	38,108	-	-	14,454,764	0.0%
Total	24,189,752	144,334,031	144,124,871	232,903	-	-	24,398,912

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.